Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Life

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following rates:

%
Computers and software	33
Laboratory equipment	10 - 15
Furniture and office equipment	15
Leasehold improvements	Over the shorter of the term of the lease or its useful life